Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Allowance for loan and lease losses	$ 422	$ 411
Employee benefits	212	209
Net unrealized securities losses	566	1,045
Federal tax credits	226	303
Non-tax accruals	79	109
Operating lease liabilities	121	127
State net operating losses and credits	5	20
Partnership investments	91	79
Other	137	149
Gross deferred tax assets	1,859	2,452
Less: Valuation Allowance	5	15
Total deferred tax assets	1,854	2,437
Leasing transactions	306	378
State taxes	25	76
Operating lease right-of-use assets	112	114
Goodwill	195	178
Other	67	68
Total deferred tax liabilities	705	814
Net deferred tax assets (liabilities)	$ 1,149	$ 1,623